UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO

FORM N-Q

JULY 31, 2007

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 19.6%
Internet & Catalog Retail - 12.4%
383,168	Amazon.com Inc. *	$30,094,015
294,527	IAC/InterActiveCorp. *	8,464,706

	Total Internet & Catalog Retail	38,558,721

Media - 4.9%
444,328	Time Warner Inc.	8,557,757
199,487	Walt Disney Co.	6,583,071

	Total Media	15,140,828

Specialty Retail - 2.3%
192,014	Home Depot Inc.	7,137,160

	TOTAL CONSUMER DISCRETIONARY	60,836,709

CONSUMER STAPLES - 10.9%
Beverages - 5.1%
156,561	Coca-Cola Co.	8,158,394
118,163	PepsiCo Inc.	7,753,856

	Total Beverages	15,912,250

Food Products - 3.1%
168,376	Wm. Wrigley Jr. Co.	9,711,927

Household Products - 2.7%
135,887	Procter & Gamble Co.	8,405,970

	TOTAL CONSUMER STAPLES	34,030,147

FINANCIALS - 14.9%
Capital Markets - 5.6%
144,745	Merrill Lynch & Co. Inc.	10,740,079
106,348	Morgan Stanley	6,792,447

	Total Capital Markets	17,532,526

Consumer Finance - 0.4%
54,352	Discover Financial Services *	1,252,814

Diversified Financial Services - 2.2%
224,504	Nasdaq Stock Market Inc. *	6,907,988

Insurance - 6.7%
118,163	American International Group Inc.	7,583,701
119	Berkshire Hathaway Inc., Class A Shares *	13,090,000

	Total Insurance	20,673,701

	TOTAL FINANCIALS	46,367,029

HEALTH CARE - 20.2%
Biotechnology - 14.4%
257,000	Amgen Inc. *	13,811,180
174,284	Biogen Idec Inc. *	9,854,018
233,369	Genentech Inc. *	17,357,986
118,163	Vertex Pharmaceuticals Inc. *	3,816,665

	Total Biotechnology	44,839,849

Health Care Equipment & Supplies - 2.1%
132,342	Medtronic Inc.	6,705,769

Pharmaceuticals - 3.7%
112,255	Johnson & Johnson	6,791,428
198,793	Pfizer Inc.	4,673,623

	Total Pharmaceuticals	11,465,051

	TOTAL HEALTH CARE	63,010,669

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 34.3%
Communications Equipment - 10.2%
321,987	Cisco Systems Inc. *	$9,308,644
170,641	Juniper Networks Inc. *	5,112,404
543,540	Motorola Inc.	9,234,745
192,014	QUALCOMM Inc.	7,997,383

	Total Communications Equipment	31,653,176

Internet Software & Services - 8.8%
250,320	Akamai Technologies Inc. *	8,500,867
292,447	eBay Inc. *	9,475,283
407,653	Yahoo! Inc. *	9,477,932

	Total Internet Software & Services	27,454,082

Semiconductors & Semiconductor Equipment - 7.1%
407,653	Intel Corp.	9,628,764
357,440	Texas Instruments Inc.	12,578,314

	Total Semiconductors & Semiconductor Equipment	22,207,078

Software - 8.2%
203,830	Electronic Arts Inc. *	9,914,291
262,908	Microsoft Corp.	7,621,703
382,854	Red Hat Inc. *	7,971,020

	Total Software	25,507,014

	TOTAL INFORMATION TECHNOLOGY	106,821,350

	TOTAL INVESTMENTS - 99.9% (Cost - $210,666,902#)	311,065,904
	Other Assets in Excess of Liabilities - 0.1%	301,930

	TOTAL NET ASSETS - 100.0%	$311,367,834

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Large Cap Growth Portfolio (the “Fund”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified investment fund of the Legg Mason Partners Variable Portfolios III, Inc., a Maryland corporation, registered under the 1940 Act.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pensions or other qualified plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$106,201,801
Gross unrealized depreciation	(5,802,799)

Net unrealized appreciation	$100,399,002

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 26, 2007